Commitments and Contingencies (Details) $ in Millions	Mar. 31, 2024 AUD ($) claim	Mar. 31, 2023 claim	Mar. 31, 2022 claim	Mar. 31, 2021 claim	Mar. 31, 2020 claim	Mar. 31, 2019 claim
Loss Contingencies [Line Items]
Number of pending claims	379	359	365	360	393	332
Income tax examination, possible additional tax accrual | $	$ 110
New Zealand | Subsidiaries | New Zealand Weathertightness
Loss Contingencies [Line Items]
Number of pending claims	1